Schedule of Expected Amortization of Senior Living Intangibles (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Expected Amortization Of Senior Living Intangibles Details
2013	$ 11,475
2014	7,271
2015	120
2016	120
2017	100
Thereafter
Total	$ 19,086